UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New
York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Quality Trust (BSE)
Schedule of Investments May 31, 2011 (Unaudited)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 120.0%
Corporate — 1.8%
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	$ 1,660	$ 1,653,094
County/City/Special District/School District — 22.0%
City of New York, New York, GO, Series
L-1, 4.70%, 4/01/29	500	511,765
Erie County Industrial Development
Agency, RB:
5.25%, 5/01/31 (a)	200	209,116
City School District of Buffalo
Project, Series A (AGM), 5.75%,
5/01/25	1,000	1,099,640
Haverstraw-Stony Point Central School
District New York, GO (AGM), 3.00%,
10/15/27	140	120,400
Hudson Yards Infrastructure Corp., RB,
Series A:
(FGIC), 5.00%, 2/15/47	250	223,300
(NPFGC), 4.50%, 2/15/47	250	208,275
New York City Industrial Development
Agency, PILOT, RB:
Queens Baseball Stadium, (AGC),
6.38%, 1/01/39	150	153,285
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/46	250	203,843
Yankee Stadium, CAB (AGC), 6.54%,
3/01/39 (b)	1,000	184,710
Yankee Stadium (NPFGC), 4.75%,
3/01/46	800	682,320
New York City Transitional Finance
Authority, RB, Series S-2 (AGM),
5.00%, 1/15/37	850	859,078
New York City Transitional Finance
Authority, Refunding RB (AMBAC),
Series B:
Future Tax, 5.00%, 5/01/30 (c)	5	5,149
Future Tax Secured, 5.00%,
5/01/30	3,260	3,291,361
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/44	5,175	4,925,047

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York State Dormitory Authority,
Refunding RB, School Districts
Financing Program, Series A (AGM),
5.00%, 10/01/35	$ 1,000	$ 1,010,940
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.00%, 10/15/32	6,000	6,139,680
		19,827,909
Education — 37.9%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	1,175	1,159,995
Herkimer County Industrial
Development Agency New York, RB,
College Foundation, Inc. Student
Housing Project, 6.25%, 8/01/34	1,000	986,650
Madison County Industrial Development
Agency New York, RB, Colgate
University Project, Series A (AMBAC),
5.00%, 7/01/30	1,000	1,024,790
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.38%,
6/01/23	2,500	2,540,425
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-4
(AGC), 5.50%, 1/15/33	1,000	1,059,240
New York City Trust for Cultural
Resources, Refunding RB, Museum of
Modern Art, Series 1A, 5.00%,
4/01/31	700	728,266
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B
(Syncora), 5.13%, 7/01/30	4,000	4,015,880
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	300	312,408
Cornell University, Series A,
5.00%, 7/01/40	250	259,982
FIT Student Housing Corp. (FGIC),
5.13%, 7/01/34 (c)	2,500	2,840,125
Fordham University, Series A,
5.00%, 7/01/28	500	515,565

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	1

BlackRock New York Municipal Income Quality Trust (BSE)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB
(concluded) :
Mount Sinai School of Medicine at
NYU (NPFGC), 5.00%, 7/01/35	$ 2,500	$ 2,458,625
The New School (AGM), 5.50%,
7/01/43	1,000	1,031,680
New York University, Series 2
(AMBAC), 5.00%, 7/01/41	4,000	4,000,240
New York University, Series A
(AMBAC), 5.00%, 7/01/37	2,500	2,526,000
New York University, Series C,
5.00%, 7/01/38	1,000	1,013,050
Rockefeller University, Series
A1, 5.00%, 7/01/32	500	504,120
Saint Joachim & Anne
Residence, 5.25%, 7/01/27	3,000	3,014,910
State University Dormitory
Facilities, LRB, Series A, 5.00%,
7/01/40	600	609,612
New York State Dormitory Authority,
Refunding RB:
Rochester Institute of
Technology, 5.00%, 7/01/40	550	549,978
Skidmore College, Series A,
5.00%, 7/01/27	135	142,775
Tompkins County Development Corp.,
RB, Ithaca College Project (AGM),
5.50%, 7/01/33	250	261,740
Trust for Cultural Resources, Refunding
RB, American Museum of Natural
History, Series A (NPFGC), 5.00%,
7/01/44	2,500	2,511,925
		34,067,981
Health — 16.9%
Dutchess County Industrial
Development Agency, RB, Vassar
Brothers Medical Center (AGC),
5.50%, 4/01/30	500	507,250
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	325	338,393
New York State Dormitory Authority,
MRB:
Hospital, Lutheran Medical
(NPFGC), 5.00%, 8/01/31	4,500	4,509,675
St. Barnabas, Series A (FHA),
5.00%, 2/01/31	5,000	5,007,500
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	1,250	1,262,525
NYU Hospital Center, Series A,
6.00%, 7/01/40	250	254,715
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	500	512,845

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB
(concluded) :
North Shore - Long Island
Jewish Health System, Series
A, 5.50%, 5/01/37	$ 350	$ 350,427
New York State Dormitory Authority,
Refunding RB:
St. Luke's Roosevelt Hospital (FHA),
4.90%, 8/15/31	500	480,735
Winthrop University Hospital
Association, Series A (AMBAC),
5.25%, 7/01/31	2,000	1,934,840
		15,158,905
State — 11.0%
New York State Dormitory Authority,
ERB:
Series B, 5.75%, 3/15/36	600	658,272
Series C, 5.00%, 12/15/31	1,500	1,560,225
New York State Dormitory Authority, RB:
Mental Health Services Facilities
Improvement, Series A (AGM),
5.00%, 2/15/22	1,000	1,090,690
School Districts Financing Program,
Series D (NPFGC), 5.00%,
10/01/30	3,500	3,517,675
New York State Dormitory Authority,
Refunding RB, School Districts
Financing Program, Series A (NPFGC),
5.00%, 4/01/31	2,000	2,007,800
State of New York, GO, Series A, 4.75%,
2/15/37	1,000	1,013,140
		9,847,802
Transportation — 22.5%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,250	1,168,687
Series A (AGM), 5.00%, 2/15/47	2,355	2,203,927
Metropolitan Transportation Authority,
RB, Series 2008C, 6.50%, 11/15/28	750	863,048
Metropolitan Transportation Authority,
Refunding RB:
Series A, 5.13%, 1/01/29	1,000	1,005,030
Series A (AMBAC), 5.00%, 7/01/30	4,600	4,612,788
Series A (NPFGC), 5.25%,
11/15/31	4,250	4,265,810
Series B, 5.00%, 11/15/34	540	549,677
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	500	507,535
New York State Thruway Authority,
Refunding RB, Series H (AGM),
5.00%, 1/01/37	4,000	4,044,520
Triborough Bridge & Tunnel Authority,
Refunding RB, Series C, 5.00%,
11/15/38	1,000	1,021,820
		20,242,842

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	2

BlackRock New York Municipal Income Quality Trust (BSE)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities — 7.9%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	$ 1,000	$1,074,470
Long Island Power Authority,
Refunding RB:
General, Series A (AGC), 6.00%,
5/01/33	2,000	2,193,680
General, Series F (NPFGC), 4.25%,
5/01/33	1,000	926,410
Series A (AGC), 5.75%, 4/01/39	1,690	1,807,337
New York City Municipal Water Finance
Authority, RB, Series DD, 5.00%,
6/15/32	1,100	1,138,885
		7,140,782
Total Municipal Bonds in New York		107,939,315
Guam — 0.7%
Utilities — 0.7%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	675	631,847
Total Municipal Bonds in Guam		631,847
Puerto Rico — 14.4%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub - Series A (AGM),
5.00%, 8/01/40	500	484,305
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A
(NPFGC), 5.77%, 8/01/41 (b)	1,500	207,555
		691,860
Education — 4.4%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	1,000	890,780
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
Refunding RB, Polytechnic University
Project, Series A (ACA), 5.00%,
8/01/32	3,800	3,063,446
		3,954,226
State — 3.1%
Commonwealth of Puerto Rico, GO,
Refunding, Sub-Series C-7 (NPFGC),
6.00%, 7/01/27	1,000	1,036,060
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	500	515,360
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub - Series A, 5.75%,
8/01/37	1,000	1,008,460

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A
(NPFGC), 5.98%, 8/01/43 (b)	$ 2,000	$ 239,580
		2,799,460
Transportation — 3.7%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	2,000	2,262,420
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM), 5.50%, 7/01/29	1,000	1,042,020
		3,304,440
Utilities — 2.4%
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC):
5.25%, 7/01/29	250	244,845
5.25%, 7/01/30	2,000	1,952,820
		2,197,665
Total Municipal Bonds in Puerto Rico		12,947,651
Total Municipal Bonds – 135.1%		121,518,813
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
New York — 19.6%
County/City/Special District/School District — 1.2%
City of New York New York, GO, Sub-
Series C-3 (AGC), 5.75%, 8/15/28	1,000	1,115,560
Transportation — 17.3%
Metropolitan Transportation Authority,
Refunding RB, Series A (AGM),
5.00%, 11/15/30	6,080	6,102,679
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC), 5.00%,
11/15/32	9,404	9,461,204
		15,563,883
Utilities — 1.1%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	495	539,945
Series FF-2, 5.50%, 6/15/40	405	431,666
		971,611
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 19.6%		17,651,054
Total Long-Term Investments
(Cost – $138,133,354) – 154.7%		139,169,867

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	3

BlackRock New York Municipal Income Quality Trust (BSE)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value
New York — 0.1%
City of New York New York, GO,
Refunding, VRDN, Sub-Series H-3
(AGM Insurance, State Street Bank
& Co. SBPA), 0.16%, 6/01/11 (e)	$ 50	$ 50,000
	Shares
Money Market Fund — 0.6%
BIF New York Municipal Money Fund,
0.00% (f)(g)	565,579	565,579
Total Short-Term Securities
(Cost – $615,579) – 0.7%		615,579
Total Investments
(Cost – $138,748,933*) – 155.4%		139,785,446
Other Assets Less Liabilities – 1.3%		1,130,301
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (11.6)%		(10,411,084)
Preferred Shares, at Redemption Value – (45.1)%		(40,576,695)

Net Assets Applicable to Common Shares – 100.0%		$ 89,927,968

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 128,444,836
Gross unrealized appreciation	$ 2,875,721
Gross unrealized depreciation	(1,943,614)
Net unrealized appreciation	$ 932,107

a) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Citigroup Global Markets	$ 209,116	$ 32

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(e) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at May 31,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	1,077,827	(512,248)	565,579	$ 96

(g) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-
classifications for reporting ease.

• Financial futures contracts sold as of May 31, 2011 were as follows:

Notional Unrealized
Contracts	Issue	Exchange	Expiration	Value Depreciation
30-Year
	U.S.	Chicago
	Treasury	Board of	September
37	Bond	Trade	2011	$4,609,031 $(10,188)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-
annual report.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	4

BlackRock New York Municipal Income Quality Trust (BSE)
Schedule of Investments (concluded)

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	---	$ 139,169,867	--- $ 139,169,867
Short-Term
Securities	$ 565,579	$ 50,000	---	$ 615,579
Total	$ 565,579 $ 139,219,867		--- $ 139,785,446
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[2]:
Liabilities:
Interest rate
contracts	$ (10,188)	---	---	$ (10,188)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 26, 2011